CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		110 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
COSTS AND EXPENSES:
Research and development	$ 1,328,314	$ 471,404	$ 3,599,080	$ 2,984,207	$ 20,805,039
General and administrative	997,671	131,726	2,692,433	1,156,549	9,662,611
Merger costs		250,434	746,207	52,925	799,133
Total costs and expenses	2,325,985	853,564	7,037,720	4,193,681	31,266,783
LOSS FROM OPERATIONS	(2,325,985)	(853,564)	(7,037,720)	(4,193,681)	(31,266,783)
OTHER INCOME (EXPENSE):
Grant income		44,479	44,479	200,000	244,479
Loss on derivative warrants	(28,846)		(12,158)		(12,158)
Interest expense, net	(2,072)	(156,167)	(430,023)	(566,156)	(447,125)
Other income (expense)				(426)	1,161
Total other expense, net	(30,918)	(111,688)	(397,702)	(366,582)	(213,643)
NET LOSS	$ (2,356,903)	$ (965,252)	$ (7,435,422)	$ (4,560,263)	$ (31,480,426)
BASIC AND DILUTED NET LOSS PER COMMON SHARE	$ (0.06)	$ (0.08)	$ (0.31)	$ (0.36)	$ (2.84)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS PER COMMON SHARE	36,910,217	12,820,102	23,959,008	12,820,102	11,090,838